OPPENHEIMER MAIN STREET SMALL CAP FUND
                   Supplement dated December 8, 2000 to the
                        Prospectus dated December 8, 2000



      Class N shares of Oppenheimer Main Street Small Cap Fund are not currently being offered for sale.









December 8, 2000                                              PS0847.005

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
                   Supplement dated December 8, 2000 to the
          Statement of Additional Information dated December 8, 2000



      Class N shares of Oppenheimer Main Street Small Cap Fund are not currently being offered for sale.









December 8, 2000                                              PX0847.004

Deborah Kaback
Vice President &
Senior Counsel